Indebtedness (Long-term debt by contracts) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Instrument [Line Items]
Long-term debt by contracts	$ 263,715,441	$ 512,054,949	$ 756,437,179
Shanghai USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	0	127,840,000	266,050,000
Shanghai USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	110,270,925	99,309,612	0
Beijing USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	180,084,000	290,062,000	300,060,000	300,060,000
EUR loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	8,270,540	25,422,024	50,227,567	72,037,070
Tianjin USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	86,300,000	179,000,000	259,000,000
Beijing USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	48,837,901	0	0	0
Shanghai USD loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	$ 26,523,000	$ 0	$ 0	$ 0